Cash and Cash Equivalents (Tables)	12 Months Ended
Mar. 31, 2015
Cash and Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	March 31, 2015	March 31, 2014
	US$	US$
Cash on hand and at banks	11,306,011	15,942,867
Money market funds	3,195,943	6,877,433

Total cash and cash equivalents	14,501,954	22,820,300